May 2, 2003


VIA EDGAR


The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:   Nationwide Variable Account - II of
           Nationwide Life Insurance Company
           SEC File No.  33-60063
           CIK No. 0000356514


Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account II (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 15 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2003.

Please contact the undersigned at (614) 249-0293 with any questions regarding this filing.


Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY



/s/ PAIGE L. RYAN
Paige L. Ryan
Variable Products Securities Counsel